Commitments and Contingencies - Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
2016	$ 2,500
2017	2,100
2018	1,700
2019	1,500
2020	1,300
Thereafter	4,600
Loan commitments
Loss Contingencies [Line Items]
Other commitments	729	$ 1,800
Liquefied Natural Gas Commodities
Loss Contingencies [Line Items]
Other commitments	1,900	241
Forward-Dated Resale and Securities Borrowing Agreements
Loss Contingencies [Line Items]
Other commitments	88,600	73,200
Forward-Dated Repurchase and Securities Lending Agreements
Loss Contingencies [Line Items]
Other commitments	$ 53,700	$ 55,800